Annual Total Returns [BarChart] - First Trust S and P International Dividend Aristocrats ETF - First Trust S and P International Dividend Aristocrats ETF	Feb. 01, 2021
Bar Chart Table:
2014	(0.23%)
2015	(13.02%)
2016	6.34%
2017	20.94%
2018	(11.68%)
2019	21.07%
2020	(7.47%)